SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 14, 2020 shares	Oct. 10, 2018 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares	Mar. 16, 2020 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares					$ 1.51	$ 3.81	$ 7.15
Unrecognized share-based compensation expense									$ 8,715
Unrecognized compensation cost, recognition period					2 years 5 months 19 days
Ordinary shares, par value | ₪ / shares								₪ 0.01		₪ 0.01
Ordinary shares, shares authorized | shares									200,000,000		200,000,000
Proceeds from warrant exercised					$ 0	$ 425	$ 18,325
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares									600,000
Ordinary shares available for issuance | shares									324,146
Offering period					five months
Percentage of use of base salary to purchase ordinary shares					15.00%
Aggregate limit of ordinary shares per calendar year | $ / shares									$ 40
Percentage of fair market value of ordinary shares at time of offering					85.00%
Options granted | shares					275,854
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of exercised options							$ 21,610		$ 19		$ 759
2000 and 2010 Share Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance | shares									14,395,152
Ordinary shares available for issuance | shares									1,918,297
Vesting period					4 years
Award expiration period					10 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized | shares							3,955,696				3,955,696
Warrants purchase to ordinary shares remain outstanding | shares									297,469
Proceeds from warrant exercised					$ 18,750	$ 18,750
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares		$ 4.95	$ 8.57333
Maximum Authorized Proceeds From Issuance Of Common Stock		$ 2,424,243	$ 2,332,815
Equity investment		$ 12,000	$ 20,000
Percentage of closing price		33.00%	33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock					7,788
Issuance expenses					91
Deferred Participation Of B M S In R And D Expenses					4,121
Collaborative Arrangements Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock					14,958
Issuance expenses					42
Deferred Participation Of B M S In R And D Expenses					$ 5,000
Svb Leerink Llc And Stifel Nicolaus And Company Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares				$ 9
Issuance of shares, net, shares | shares				8,333,334	8,816,339
Issuance expenses					$ 5,200
Proceeds from ordinary shares in offering					$ 74,147
Svb Leerink Llc And Stifel Nicolaus And Company Member | Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share | $ / shares				$ 8.46
Issuance of shares, net, shares | shares	483,005